COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Sep. 30, 2013 Chief Executive Officer [Member] USD ($)	Sep. 30, 2013 Chief Executive Officer [Member] CNY	Sep. 30, 2013 Director, Chief Financial Officer [Member] USD ($)	Sep. 30, 2013 Director, Chief Financial Officer [Member] CNY	Sep. 30, 2013 Executive President [Member] USD ($)	Sep. 30, 2013 Executive President [Member] CNY	Sep. 30, 2013 Vice President [Member] USD ($)	Sep. 30, 2013 Vice President [Member] CNY	Sep. 30, 2013 Managers One [Member] USD ($)	Sep. 30, 2013 Managers One [Member] CNY	Sep. 30, 2013 Managers Two [Member] USD ($)	Sep. 30, 2013 Managers Two [Member] CNY	Sep. 30, 2013 Managers Three [Member] USD ($)	Sep. 30, 2013 Managers Three [Member] CNY
Commitments and Contingencies [Line Items]
Officers' Compensation	$ 28,863	180,000	$ 21,166	132,000	$ 19,242	120,000	$ 19,242	120,000	$ 19,242	120,000	$ 19,242	120,000	$ 23,091	144,000
Employment Term	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014	Till 2014